Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net income (loss)	$ (1,334)
Denominator:
Weighted average shares outstanding - basic (in shares)	0	37,200,000	45,082,544
Weighted average shares outstanding - diluted (in shares)	0	37,200,000	45,082,544
Basic net income (loss) per share (in dollars per share)	$ 0.00	$ (0.39)	$ (1.36)
Diluted net income (loss) per share (in dollars per share)	$ 0.00	$ (0.39)	$ (1.36)
Antidilutive securities (in shares)			0